Geographical Information - Schedule of Property, Plant and Equipment by Country (Details) - Property, plant and equipment and other non-current assets [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
North America
Property, plant and equipment	$ 348,525	$ 186,012
property, plant and equipment, Other	83,426	62,452
Total non-current assets	431,951	248,464
Canada [Member]
North America
Property, plant and equipment	117,615	101,454
property, plant and equipment, Other	54,291	48,974
Total non-current assets	171,906	150,428
United States [Member]
North America
Property, plant and equipment	62,854	18,154
property, plant and equipment, Other	15,491	2,038
Total non-current assets	78,345	20,192
North America [Member]
North America
Property, plant and equipment	180,469	119,608
property, plant and equipment, Other	69,782	51,012
Total non-current assets	250,251	170,620
Paraguay [Member]
North America
Property, plant and equipment	112,452	11,747
property, plant and equipment, Other	12,594	6,041
Total non-current assets	125,046	17,788
Argentina [Member]
North America
Property, plant and equipment	55,604	54,657
property, plant and equipment, Other	1,050	5,399
Total non-current assets	56,654	60,056
South America [Member]
North America
Property, plant and equipment	168,056	66,404
property, plant and equipment, Other	13,644	11,440
Total non-current assets	$ 181,700	$ 77,844